Subsequent Events - Additional Information (Details) - Subsequent Event - Meta Bureau LLC $ in Millions	May 11, 2026 USD ($) item
Subsequent Events
Initial contract value	$ 2.9
Number of software licenses | item	3
Maximum
Subsequent Events
Additional software upgrades cost	$ 10.4